Annual Total Returns (dei_DocumentInformationDocumentAxis, Class A Shares)	0 Months Ended
Sep. 01, 2011
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	4.67%
Annual Return 2002	9.99%
Annual Return 2003	5.94%
Annual Return 2004	3.70%
Annual Return 2005	3.16%
Annual Return 2006	4.57%
Annual Return 2007	2.30%
Annual Return 2008	(4.32%)
Annual Return 2009	13.33%
Annual Return 2010	0.81%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Bar Chart Table:
Annual Return 2001	4.08%
Annual Return 2002	9.99%
Annual Return 2003	6.31%
Annual Return 2004	3.78%
Annual Return 2005	2.92%
Annual Return 2006	4.46%
Annual Return 2007	2.02%
Annual Return 2008	(8.72%)
Annual Return 2009	19.57%
Annual Return 2010	1.37%